Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Net loss	$ 27,816	$ 133,703	$ 55,473	$ 162,537
Loss on extinguishment of liabilities				92,400
Operating cash flows			31,937	$ 46,633
Working capital	17,000		17,000		$ 63,600
Accumulated deficit	$ 1,022,163		$ 1,022,163		$ 967,051